Assets Held for Sale (Details Textural)	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Vessel Carrying Value, net	$ 756,569,000				$ 99,268,000			$ 756,569,000	$ 99,268,000
Number of vessels sold	23		9	4		9		23
Proceeds from sale of assets held for sale							$ 0	$ 281,050,000	0
Loss / write down on assets held for sale	$ (261,793,000)	$ (324)	$ (119,604)	$ (31,752,000)			0	397,472,000	55,487,000
Number of vessels held for sale	7		9	4	6
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 172,888,000				$ 43,781,000			172,888,000	43,781,000
Write off of Deferred Debt Issuance Cost							$ 0	16,085,000	0
Write off other deferred cost									$ 585,000
Capesize converted to LR2 Tankers | Scorpio Tankers [Member]
Sale price of each LR2 Newbuilding contract	$ 51,000							51,000
Number of LR2 newbuilding contract					4				4
Fixed price option to exercise purchase of additional LR2 vessels [Member] | Capesize converted to LR2 Tankers | Scorpio Tankers [Member]
Loss / write down on assets held for sale								$ (4,415)
Number of options granted to related party to Purchase LR2	2				2			2	2
Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member] | Kamsarmax Hull SS164 - TBN SBI Salsa [Member]
Number of vessels held for sale			1	1	1
Sale Price Kamsarmax								$ 30,650
Capesize
Loss / write down on assets held for sale	$ (394,204)
Number of vessels held for sale	6
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 172,888,000							$ 172,888,000
Vessels Sold [Member]
Loss / write down on assets held for sale						$ 116,502,000
Capesize
Number of vessels held for sale	5		8					5
Capesize Vessels Converted to LR1 Tankers [Member]
Loss / write down on assets held for sale								$ 30,994,000
Number of vessels held for sale				3				3
Capesize
Number of vessels sold	3							3
Loss / write down on assets held for sale	$ 271,025,000
Number of vessels held for sale	3